Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,672	$ 2,317
Financial liabilities at fair value through profit or loss:
Contingent consideration	47,833	47,534
Total Financial Liabilities	47,833	47,534
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,672	2,317
Financial liabilities at fair value through profit or loss:
Contingent consideration	47,833	47,534
Total Financial Liabilities	47,833	47,534
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,672	2,317
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,672	$ 2,317